SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate of return, minimum	1.06%	0.61%
Risk-free rate of return, maximum	1.57%	1.88%
Expected dividend yield	0.00%	0.00%
Exercise multiple	2.20	2.20
Expiration terms	10 years	10 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	48.76%	48.21%
Fair value of underlying ordinary share	$ 1.45	$ 1.30
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	49.21%	49.36%
Fair value of underlying ordinary share	$ 16.70	$ 3.12